Line of Credit (Details Narrative) - B O C Bank [Member] $ in Millions	1 Months Ended
Mar. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Long-Term Line of Credit	$ 1.0
Line of Credit Facility, Interest Rate During Period	5.00%